Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Finance leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating lease expenses	$ 508,249	$ 350,209	$ 834,423
Finance lease expenses	$ 508,249	$ 350,209	$ 834,423
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accounts payable
Weighted-average discount rate percentage for operating lease	4.50%
Weighted-average discount rate percentage for finance leases	3.18%
Minimum [Member]
Leases [Line Items]
Discount rate	3.18%
Maximum [Member]
Leases [Line Items]
Discount rate	4.75%